Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent events

(a)             On January 30, 2019, Braskem received the first installment of R$266 million related to the onlending transaction with the BNDES in the aggregate amount of R$476 million at an interest rate of 11.57% p.a. and with maturity on January 15, 2031, which was taken out on December 26, 2018. The Company will receive the remaining amounts by the end of fiscal year 2019.

(b)             In 2019 the courts issued a final and unappealable decisions on the lawsuit brought by Braskem S.A. and of merged companies, which determines the exclusion of ICMS tax from the calculation base of PIS/COFINS taxes and earliest period of the tax credit of these lawsuits is retroactive to the year 1991. The effects of these decisions were assessed by the Company which recognized in the first half of 2019 the amount of R$2,038,938 related to PIS and COFINS taxes of which R$1,850,965 was recorded under “Other income (expenses)” and R$187,973 under “Financial income”.

(c)             On March 13, 2019, the Board of Directors approved the Long-Term Share Incentive Plan, in accordance with the terms and conditions of the ILP Plan approved by the Extraordinary Shareholders Meeting held at March 21, 2018, which includes the list of eligible persons, the deadline for acquiring own shares by participants and the number of restricted shares to be delivered to participants as matching contribution for each own share acquired.

The maximum number of shares the Company expects to deliver to the participants of the ILP Program 2019, after the vesting period and subject to compliance with all necessary requirements, is 573,345 shares. The shares to be delivered by the Company to participants of the ILP Program 2019 are those currently held in treasury or acquired through repurchase programs, and in the event said shares cannot be delivered, the Company will pay participants in cash the amount corresponding to the shares, based on the quote on the stock exchange on the second business day immediately prior to the respective payment date.

This plan will be accounted for in accordance with CPC 10 – Share-Based Payment and its corresponding standard IFRS 2, which requires the Company to calculate the value of equity instruments granted based on the fair value thereof on the grant date. The corresponding expense will be recognized by the accrual method over the vesting period for exercising the instruments.

(d)             In April 2019, the public-interest civil action was filed by the Alagoas State Prosecution Office and the Alagoas State Public Defender’s Office seeking the freezing of Braskem's assets to ensure the payment of any environmental and collective damages the Company may be ordered to pay due to its past mining activities in the city of Maceió.

The plaintiffs requested a provisional remedy to freeze Braskem’s assets in the amount of R$6.7 billion. The court’s A preliminary decision ordered the freezing of R$100 million in the Braskem’s bank accounts, which already has been carried out.

After both parties filed Interlocutory Appeals, the Alagoas State Court of Appeals granted the appeal filed by the State Prosecution Office, ordering the suspension of the distribution of dividends to shareholders, under penalty of freezing R$2.7 billion. The decision was revised by a Suspension of Injunction and Order, through a decision of the presiding judge of the Superior Court of Justice (STJ), which authorized the decision involving the distribution of dividends conditioned to Braskem effectively issuing an insurance guarantee.

On June 26, 2019, the Alagoas State Prosecution Office and the Alagoas State Public Defender’s Office amended the action to change the boundaries of the claim, which involved excluding the alleged environmental damages and reducing the request for immediate freeze of assets to R$3.7 billion, which would correspond to the sum of the pecuniary damages caused to the residents of the districts affected by the geological event. Immediately thereafter, the presiding judge of the Alagoas State Court of Appeals issued, during a courthouse vacation, a decision ordering the freezing of R$3.7 billion.

On August 9, 2019, the decision of the presiding judge of the STJ lifted the freezing of cash, conditioned upon the effective presentation of a new insurance guarantee in the same amount by Braskem to the court.

The Company continues to collaborate with the authorities to identify the environmental causes of damages, with the support of independent experts, and is committed to implementing solutions.

(e)            As per the notice dated July 25, 2019, Braskem was informed of the Public-Interest Civil Action filed against it by the Labor Public Prosecutor of the State of Alagoas ("MPT-AL"), with an injunction to freeze the amount of R$2.5 billion to guarantee payment of any pecuniary damages to workers affected by the geological phenomenon observed in Maceió. In said action, MPT-AL further claims the compensation of workers for pain and suffering.

On October 10, 2019, the Judge of the 7th Labor Court of Maceió deny the preliminary injunctions filed by the MPT-AL.

The Company informs will keep the market informed of any material developments in the matter.

(f)             As per the notice dated August 19, 2019, Braskem was informed that, in connection with the geological events in the State of Alagoas, the Company is aware of the filing of a Public-Interest Civil Action by the Federal Prosecution Office ("MPF") against the Company and other plaintiffs, with the following main claims for interlocutory relief: (i) the accrual of an own private fund in the initial amount of R$3.075 billion for the execution of social and environmental programs and of emergency measures, and the maintenance in said fund of working capital in the amount of R$2 billion or, after the financial schedule is approved, an amount equivalent to 100% of the expenses projected for the subsequent 12-month period; (ii) the presentation of guarantees in the amount of R$20.5 billion; (iii) a prohibition on the encumbrance or divestment of any of the Company's fixed assets and on the distribution of profits, whether in dividends, interest on equity or any other form; (iv) a court-ordered freeze of any profits not distributed; and (v) a suspension on financing from BNDES (state-owned bank) and government incentives, as well as acceleration of existing debts with BNDES.

So far, there is no decision about the injunction requested.

The Company informs that it has taken all applicable measures within the legal periods and will keep the market informed of any relevant development in this matter.

(g)             Since the Company was not able to file Form 20-F, for the year ended December 31, 2017, until the date granted by SEC and no further extensions have been granted pursuant to Section 802.01E of the NYSE Listed Company Manual, on May 13, 2019, the New York Stock Exchange suspended trading of the Registrant's American Depositary Shares and had initiated delisting procedures.

The Company appealed the decision, which is scheduled by the NYSE for October 17, 2019.

On October 7, 2019 the Company filed Form 20-F for the year ended December 31, 2017.

(h)             As per the Material Fact notice dated June 4, 2019, Braskem was informed by Odebrecht of its decision taken jointly with LyondellBasell to terminate negotiations for a potential transaction involving the transfer to LyondellBasell of the entire interest held by Odebrecht in the capital of Braskem. Those negotiations were started on June 15, 2018.

(i)              As per the Material Fact notice dated June 18, 2019, Braskem was informed that in view of the court-supervised reorganization filed by Odebrecht S.A. and other companies of the Odebrecht Group, including the controlling shareholder of the Company, OSP Investimentos S.A., the Company was informed that there has been no change whatsoever in the controlling interest held in Braskem, with the totality of the common and preferred shares in the Company held by OSP Investimentos S.A. in fiduciary assignment agreement to the creditors of Odebrecht.

The Company further informs that it has no relevant amounts receivable from Odebrecht and that the court-supervised reorganization does not trigger the early termination of any of its liabilities.

(j)              In 2019, the Company reversed the provision for a controversial portion of the 2015 and 2016 CDE (energy development account) quota based on two consumer-friendly injunctions issued in 2018 and 2019 in the amount of R$223,340.

(k)             On October 3, 2019, the Extraordinary General Meeting approved: (i) the payment of the mandatory dividend, in the amount of R$667 million, to be paid until December 31, 2019; (ii) the capital budget for the fiscal year of 2019; and (iii) withheld by the Company, the remaining amount of the net profit, of R$2,002 million, pursuant to article 196 of the Brazilian Corporation Law.

(l)             As of October 9, 2019, a Waivers & Consent package was approved by the Intercreditor Agent on behalf of the Lenders, thus extending the dates for achieving the Guaranteed Physical Completion Date of Braskem Idesa from November 30, 2016 to December 31, 2020 and the Guaranteed Financial Completion Date from  December 31, 2016 to December 31, 2020.

The approval of the Waivers & Consent package allows Braskem Idesa to reclassify the Senior Debt from current to non-current liabilities.